INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
TAX EXPENSE
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax profit	$ (13,030,391)	$ (25,405,072)	$ 7,309,619
Hong Kong | THK
TAX EXPENSE
Income tax rate (as a percent)	16.50%	16.50%	16.50%
Tax profit	0
Singapore | TSI
TAX EXPENSE
Income tax rate (as a percent)	17.00%	17.00%	17.00%
Tax profit	0
Singapore | TED
TAX EXPENSE
Income tax rate (as a percent)			17.00%
Tax profit	$ 0
Preferential tax rate (as a percent)	5.00%	5.00%
Switzerland
TAX EXPENSE
Income tax rate (as a percent)	27.80%
Switzerland | TSW
TAX EXPENSE
Preferential tax rate (as a percent)	10.12%	7.65%	7.65%
Luxembourg
TAX EXPENSE
Income tax rate (as a percent)	28.80%
Luxembourg | TLB
TAX EXPENSE
Capital gains tax rate from disposal of projects (as a percent)	0.00%
United States | TUH/ TUS/TUP/TP-CA
TAX EXPENSE
Income tax rate (as a percent)	40.00%	40.00%	40.00%
Japan | TJP
TAX EXPENSE
Income tax rate (as a percent)	40.00%	40.00%	40.00%
Germany | TGM
TAX EXPENSE
Income tax rate (as a percent)	32.90%	32.90%	32.90%
Italy
TAX EXPENSE
Income tax rate (as a percent)	31.40%	31.40%	31.40%
Spain | TSP
TAX EXPENSE
Income tax rate (as a percent)	30.00%	30.00%	30.00%
PRC
TAX EXPENSE
Income tax rate (as a percent)	25.00%
PRC | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)	15.00%
PRC | Trina China | Future
TAX EXPENSE
Preferential tax rate (as a percent)	25.00%
PRC | Trina China | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC | TST | HNTE
TAX EXPENSE
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Renewal period of certificate	3 years